Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
June 30, 2022
F30-NPRT1-0822
1.818370.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $23,445,117)	23,500,000	23,443,584

Domestic Equity Funds - 33.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	42,852,043	381,383,179
Fidelity Series Blue Chip Growth Fund (c)	74,125,464	780,541,135
Fidelity Series Commodity Strategy Fund (c)	92,968,468	449,037,698
Fidelity Series Growth Company Fund (c)	122,179,737	1,678,749,590
Fidelity Series Intrinsic Opportunities Fund (c)	68,231,800	1,201,562,005
Fidelity Series Large Cap Stock Fund (c)	97,997,347	1,604,216,569
Fidelity Series Large Cap Value Index Fund (c)	40,943,457	551,917,794
Fidelity Series Opportunistic Insights Fund (c)	63,835,079	934,545,562
Fidelity Series Small Cap Discovery Fund (c)	18,035,992	179,638,476
Fidelity Series Small Cap Opportunities Fund (c)	50,812,549	574,181,799
Fidelity Series Stock Selector Large Cap Value Fund (c)	103,785,385	1,238,159,643
Fidelity Series Value Discovery Fund (c)	65,180,636	950,333,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,980,717,680)		10,524,267,122

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	51,971,474	693,299,464
Fidelity Series Emerging Markets Fund (c)	43,413,581	357,727,908
Fidelity Series Emerging Markets Opportunities Fund (c)	196,482,735	3,214,457,540
Fidelity Series International Growth Fund (c)	118,839,318	1,662,562,057
Fidelity Series International Small Cap Fund (c)	29,205,796	438,086,944
Fidelity Series International Value Fund (c)	170,425,925	1,634,384,618
Fidelity Series Overseas Fund (c)	158,441,705	1,655,715,817
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,228,423,101)		9,656,234,348

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	124,683,678	1,072,279,630
Fidelity Series Emerging Markets Debt Fund (c)	22,462,533	163,527,242
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	6,590,013	54,697,107
Fidelity Series Floating Rate High Income Fund (c)	3,653,611	31,640,270
Fidelity Series High Income Fund (c)	21,093,453	170,224,163
Fidelity Series International Credit Fund (c)	1,855,341	15,362,225
Fidelity Series International Developed Markets Bond Index Fund (c)	140,971,886	1,244,781,757
Fidelity Series Investment Grade Bond Fund (c)	657,683,692	6,760,988,358
Fidelity Series Long-Term Treasury Bond Index Fund (c)	259,692,781	1,729,553,920
Fidelity Series Real Estate Income Fund (c)	10,427,729	107,926,992
TOTAL BOND FUNDS (Cost $12,820,488,406)		11,350,981,664

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $36,965,885)	36,959,599	36,966,991

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,090,040,189)	31,591,893,709
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,873,071
NET ASSETS - 100.0%	31,597,766,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,364	Sep 2022	126,620,120	477,692	477,692
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,755	Sep 2022	87,986,925	(33,128)	(33,128)

TOTAL EQUITY INDEX CONTRACTS					444,564

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,384	Sep 2022	638,172,250	(873,730)	(873,730)

TOTAL PURCHASED					(429,166)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	359	Sep 2022	68,021,525	(638,468)	(638,468)

TOTAL FUTURES CONTRACTS					(1,067,634)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,443,584.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	32,227,303	88,288,678	83,548,990	55,312	-	-	36,966,991	0.1%
Total	32,227,303	88,288,678	83,548,990	55,312	-	-	36,966,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	129,218,398	129,621,762	-	403,364	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	954,278,596	240,910,451	11,640,818	-	(382,197)	(110,886,402)	1,072,279,630
Fidelity Series All-Sector Equity Fund	468,820,867	1,876,295	7,816,725	-	(1,370,392)	(80,126,866)	381,383,179
Fidelity Series Blue Chip Growth Fund	769,724,642	245,209,304	7,144,335	-	(877,305)	(226,371,171)	780,541,135
Fidelity Series Canada Fund	838,514,271	2,486,160	31,070,197	-	(1,077,550)	(115,553,220)	693,299,464
Fidelity Series Commodity Strategy Fund	541,975,807	3,591,806	73,540,429	-	10,113,385	(33,102,871)	449,037,698
Fidelity Series Emerging Markets Debt Fund	186,960,349	2,857,600	4,344,636	2,299,900	(332,152)	(21,613,919)	163,527,242
Fidelity Series Emerging Markets Debt Local Currency Fund	61,034,033	715,096	2,244,796	-	(322,065)	(4,485,161)	54,697,107
Fidelity Series Emerging Markets Fund	399,058,446	10,872,287	7,091,605	-	(1,085,287)	(44,025,933)	357,727,908
Fidelity Series Emerging Markets Opportunities Fund	3,595,901,366	103,283,322	84,514,341	-	(20,018,219)	(380,194,588)	3,214,457,540
Fidelity Series Floating Rate High Income Fund	36,849,698	499,688	3,699,022	392,438	(402,553)	(1,607,541)	31,640,270
Fidelity Series Government Money Market Fund 1.18%	147,269,053	256,823	147,525,876	86,906	-	-	-
Fidelity Series Growth Company Fund	1,918,589,106	273,476,208	16,919,637	-	(1,337,994)	(495,058,093)	1,678,749,590
Fidelity Series High Income Fund	220,946,180	3,346,439	30,947,570	2,734,889	(2,606,505)	(20,514,381)	170,224,163
Fidelity Series Inflation-Protected Bond Index Fund	243,555,639	3,871,446	240,664,952	3,536,107	5,189,947	(11,952,080)	-
Fidelity Series International Credit Fund	17,072,710	106,935	-	106,935	-	(1,817,420)	15,362,225
Fidelity Series International Developed Markets Bond Index Fund	1,101,969,074	236,567,668	30,021,958	674,561	(2,403,346)	(61,329,681)	1,244,781,757
Fidelity Series International Growth Fund	1,921,789,584	87,016,817	40,651,099	-	(4,361,141)	(301,232,104)	1,662,562,057
Fidelity Series International Small Cap Fund	528,272,673	2,042,197	5,728,735	-	(1,430,616)	(85,068,575)	438,086,944
Fidelity Series International Value Fund	1,945,562,363	17,842,716	82,783,946	-	(2,883,569)	(243,352,946)	1,634,384,618
Fidelity Series Intrinsic Opportunities Fund	1,810,514,645	4,934,045	456,424,533	-	120,374,602	(277,836,754)	1,201,562,005
Fidelity Series Investment Grade Bond Fund	7,989,906,197	75,736,187	853,293,417	48,565,461	(72,525,617)	(378,834,992)	6,760,988,358
Fidelity Series Large Cap Stock Fund	1,706,251,208	160,102,803	16,969,182	-	544,461	(245,712,721)	1,604,216,569
Fidelity Series Large Cap Value Index Fund	642,254,176	1,874,519	14,172,963	-	1,748,516	(79,786,454)	551,917,794
Fidelity Series Long-Term Treasury Bond Index Fund	1,844,800,860	196,034,150	74,670,703	10,916,903	(17,211,164)	(219,399,223)	1,729,553,920
Fidelity Series Opportunistic Insights Fund	983,018,276	165,686,057	9,180,847	-	(533,256)	(204,444,668)	934,545,562
Fidelity Series Overseas Fund	1,933,452,952	81,855,730	20,839,926	-	(1,116,673)	(337,636,266)	1,655,715,817
Fidelity Series Real Estate Income Fund	133,804,664	1,994,298	16,583,623	1,825,945	(211,377)	(11,076,970)	107,926,992
Fidelity Series Short-Term Credit Fund	36,910,085	108,280	36,771,632	64,814	(622,471)	375,738	-
Fidelity Series Small Cap Discovery Fund	211,127,819	27,131,500	3,908,578	23,241,592	(360,502)	(54,351,763)	179,638,476
Fidelity Series Small Cap Opportunities Fund	694,385,560	5,280,391	7,547,966	-	(636,367)	(117,299,819)	574,181,799
Fidelity Series Stock Selector Large Cap Value Fund	1,437,250,323	21,346,131	52,103,996	-	(2,703,530)	(165,629,285)	1,238,159,643
Fidelity Series Value Discovery Fund	1,093,397,839	3,198,105	51,618,332	-	12,789,483	(107,433,423)	950,333,672
	36,415,219,061	2,111,329,852	2,572,058,137	94,446,451	14,351,910	(4,437,359,552)	31,531,483,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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